Restructuring Expenses	12 Months Ended
Dec. 31, 2018
Restructuring And Related Activities [Abstract]
Restructuring Expenses
(9)	RESTRUCTURING EXPENSES

In order to help reduce operating costs and more appropriately align its office space with the size of its workforce, the Company entered into two sub-leases for office space at its 810 Seventh Avenue office. On May 22, 2014, the Company entered into a sub-lease agreement (“Sub-lease #1”) for approximately one-half of the office space at this location (“Suite 3500”), resulting in a lease restructuring reserve of approximately $0.9 million. On August 18, 2014, the Company entered into a sub-lease agreement (“Sub-lease #2”) for the remaining one-half of office space at its 810 Seventh Avenue office (“Suite 3505”), resulting in a lease restructuring reserve of approximately $0.7 million. As of December 31, 2018, the total remaining lease restructuring liability for its leased office space was approximately $0.4 million, of which approximately $0.2 million and $0.2 million were included in Accrued expenses and Other non-current liabilities on the consolidated balance sheets, respectively.

The following table provides the year-to-date activity of the Company’s restructuring reserves as of December 31, 2018:

(in thousands)	Lease Liability
Reserve balance at December 31, 2017	$604
Charges	—
Payments/Utilizations	(208)

Reserve balance at December 31, 2018	$396